Consolidated Statement of Profit or Loss - USD ($) $ in Thousands				12 Months Ended
	Jan. 01, 2019	Jan. 01, 2018	Jan. 01, 2017	Dec. 31, 2020	Dec. 31, 2019	[1]	Dec. 31, 2018
Shipping income
Revenue (Note 4)				$ 1,230,750	$ 932,377		$ 600,024	[1]
Gains on disposal of vessels/other tangible assets (Note 8)				22,728	14,879		19,138	[1]
Other operating income (Note 4)				10,112	10,094		4,775	[1]
Total shipping income				1,263,590	957,350		623,937	[1]
Operating expenses
Voyage expenses and commissions (Note 5)				(125,430)	(144,681)		(141,416)	[1]
Vessel operating expenses (Note 5)				(210,634)	(211,795)		(185,792)	[1]
Charter hire expenses (Note 5)				(7,954)	(604)		(31,114)	[1]
Loss on disposal of vessels/other tangible assets (Note 8)				(1)	(75)		(273)	[1]
Impairment on non-current assets held for sale (Note 3)				0	0		(2,995)	[1]
Depreciation tangible assets (Note 8)				(319,652)	(337,646)		(270,582)	[1]
Depreciation intangible assets				(99)	(56)		(111)	[1]
General and administrative expenses (Note 5)				(65,498)	(66,890)		(66,232)	[1]
Total operating expenses				(729,268)	(761,747)		(698,515)	[1]
RESULT FROM OPERATING ACTIVITIES				534,322	195,603		(74,578)	[1]
Finance income (Note 6)				21,496	20,572		15,023	[1]
Finance expenses (Note 6)				(91,553)	(119,803)		(89,412)	[1]
Net finance expenses				(70,057)	(99,231)		(74,389)	[1]
Gain on bargain purchase (Note 25)				0	0	[2]	23,059	[1],[2]
Share of profit (loss) of equity accounted investees (net of income tax) (Note 26)				10,917	16,460		16,076	[1]
PROFIT (LOSS) BEFORE INCOME TAX				475,182	112,832		(109,832)	[1]
Income tax benefit (expense) (Note 7)				(1,944)	(602)		(238)	[1]
PROFIT (LOSS) FOR THE PERIOD				473,238	112,230	[2]	(110,070)	[2],[3]
Attributable to:
Owners of the company				$ 473,238	$ 112,230		$ (110,070)	[1]
Basic earnings per share (Note 14) (in dollars per share)				$ 2.25	$ 0.52		$ (0.57)	[1]
Diluted earnings per share (Note 14) (in dollars per share)				$ 2.25	$ 0.52		$ (0.57)	[1]
Weighted average number of shares (basic) (Note 14) (in shares)	215,078,497	218,786,812	158,166,534	210,193,707	216,029,171		191,994,398	[1]
Weighted average number of shares (diluted) (Note 14) (in shares)				210,206,403	216,029,171		191,994,398	[1]

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.
[2]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.
[3]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.